Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards (Details) - Restricted Shares - shares	1 Months Ended		12 Months Ended
	Jan. 31, 2020	Sep. 30, 2019	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period			3,178,400
New awards granted in the period			820,202
Awards vested and issued in the period			(1,861,826)
Forfeitures in the period			(119,921)
Number of other equity instruments outstanding in share-based payment arrangement at end of period			2,016,855
January 1, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period			1,041,953
New awards granted in the period			0
Awards vested and issued in the period			(1,041,953)
Forfeitures in the period			0
Number of other equity instruments outstanding in share-based payment arrangement at end of period			0
January 1, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period			819,873
New awards granted in the period			0
Awards vested and issued in the period			(819,873)
Forfeitures in the period			0
Number of other equity instruments outstanding in share-based payment arrangement at end of period			0
January 1, 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period			446,575
New awards granted in the period			0
Awards vested and issued in the period			0
Forfeitures in the period			(14,785)
Number of other equity instruments outstanding in share-based payment arrangement at end of period			431,790
January 1, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period			159,561
New awards granted in the period		166,427	0
Awards vested and issued in the period			0
Forfeitures in the period			(6,866)
Number of other equity instruments outstanding in share-based payment arrangement at end of period			152,695
January 1, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period			710,438
New awards granted in the period	761,979		0
Awards vested and issued in the period			0
Forfeitures in the period			(65,345)
Number of other equity instruments outstanding in share-based payment arrangement at end of period			645,093
january 1, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period			0
New awards granted in the period			820,202
Awards vested and issued in the period			0
Forfeitures in the period			(32,925)
Number of other equity instruments outstanding in share-based payment arrangement at end of period			787,277